Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 7: Equity

On March 20, 2013, the Company’s shareholders approved an amendment to the Certificate of Incorporation to effect the following changes:

•	To increase the number of authorized shares of Common Stock to 800,000,000 and to increase the number of authorized shares of Preferred Stock to 50,000,000;
•	To reduce the number of shares of Preferred Stock designated as “Series B Convertible Preferred Stock” from 12,000,000 to 1,000,000 and to re-designate the remaining 11,000,000 shares heretofore designated as “Series B Convertible Preferred Stock” as “Series B-1 Convertible Preferred Stock”, with the shares in each sub-series having identical voting powers, designations, preferences and relative, participating, optional or other special rights, and qualifications, limitations and restrictions except that the shares of Series B-1 Convertible Preferred Stock shall have priority in liquidation; and
•	To designate 15,000,000 shares of the previously authorized but undesignated shares of Preferred Stock as “Series C Convertible Preferred Stock”.

The amendment to the Certificate of Incorporation became effective on April 5, 2013.

Common Stock

At March 31, 2013, approximately 270 million shares of Common Stock were reserved for future issuance under convertible debt and warrant agreements, stock option arrangements and other commitments.

See Note 11 for discussion of issuances of Common Stock on April 5, 2013.

Stock Options

On March 20, 2013, the Company’s shareholders approved amendments to the 2008 Plan to increase the number of shares available for grant to 40,000,000 and to increase the number of shares with respect to which automatic stock options are granted to non-employee Directors to 100,000.

During the three-month period ended March 31, 2013, the Board of Directors awarded employees and an advisor to the Board of Directors a total of 14,350,000 stock options under the Company’s 2008 Incentive Stock Plan. The options are exercisable at $0.054 - $0.089 per share for a ten year period. The exercise price was equal to or greater than the market price on the respective grant dates. Options granted to non-employee directors vest on the date of the Company’s 2013 Annual Meeting of Stockholders; options granted to employees vest ratably over a four-year period.

The following table presents option expense included in expenses in the Company’s Consolidated Statements of Operations for the three-month periods ended March 31, 2013 and 2012:

	2013	2012

Cost of revenue	$—	$4
General and administrative	127	137
Engineering, research and development	16	25
Sales and marketing	14	(3)
Option expense before tax	157	163
Benefit for income tax	—	—
Net option expense	$157	$163

The fair value of options granted during the three-month periods ended March 31, 2013 and 2012 were estimated at the date of grant using a Black-Scholes option pricing model with the following assumptions:

	2013	2012
Risk-free interest rate	1.01%	1.1% - 1.2%
Expected option life (years)	6.25	6.25
Expected volatility	90%	92%
Expected dividend rate	0%	0%

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods over the expected life of the option. The expected option life represents the weighted average period of time that options granted are expected to be outstanding giving consideration to vesting schedules and the Company’s historical exercise patterns. Expected volatility is based on the historical volatility of the Company’s common stock over the expected life of the option granted.

Option expense for the three-month periods ended March 31, 2013 and 2012 was calculated using an expected forfeiture rate of 5%.

A summary of the Company’s stock option activity and related information for the three-month periods ended March 31, 2013 and 2012 follows:

	2013		2012
	Number of Shares	Wtd. Avg. Exercise Price per Share	Number of Shares	Wtd. Avg. Exercise Price per Share
Outstanding, beginning of year	24,896,678	$0.32	19,674,102	$0.38
Granted	14,350,000	$0.09	1,530,000	$0.24
Canceled	(5,151,102)	$0.29	(521,250)	$0.31
Outstanding, end of period	34,095,576	$0.32	20,682,852	$0.37
Exercisable, end of period	15,248,701	$0.38	9,540,783	$0.51

The weighted average fair value of options granted was approximately $0.07 and $0.18 per share for the three-month periods ended March 31, 2013 and 2012, respectively. The weighted average fair value of options vested was approximately $144,000 and $141,000 for the three-month periods ended March 31, 2013 and 2012, respectively.

Exercise prices for options outstanding as of March 31, 2013 ranged from $0.054 to $1.50. The weighted average remaining contractual life of those options was approximately 8.1 years at March 31, 2013. The weighted average remaining contractual life of options vested and exercisable was approximately 5.8 years at March 31, 2013.

As of March 31, 2013, there was approximately $1.3 million of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 1.5 years. The Company recognizes stock-based compensation on the graded-vesting method.

Warrants

At March 31, 2013, there were outstanding warrants for the purchase of 98,370,113 shares of the Company’s Common Stock at prices ranging from $0.01 per share to $0.55 per share (weighted average exercise price was $0.40 per share). The expiration dates of these warrants are as follows:

Year	Number of Warrants
2013	7,396,554
2014	6,159,436
2015	6,188,879
2016	42,795,244
2017	34,487,500
After 2017	1,342,500
98,370,113

Note 7: Equity

On July 11, 2011 the Company received written consents from stockholders representing 71.3% in voting power of the Company’s capital stock authorizing an amendment of the Company’s Certificate of Incorporation for the following purposes:

·	to increase the total number of authorized shares of stock to 455,000,000 shares, of which 425,000,000 shares shall be Common Stock and 30,000,000 shares shall be Preferred Stock, with 208,334 shares of the Preferred Stock designated “Series A Convertible Preferred Stock”, 12,000,000 shares of the Preferred Stock designated “Series B Convertible Preferred Stock” and the remaining shares undesignated; and

·	to modify the definition of “Additional Stock” (as set forth in Section 6(g)(ii) of the Description of Series B Convertible Preferred Stock attached as Exhibit A to the Certificate of Designation, Preferences and Rights filed in the Office of the Secretary of State of the State of Delaware on November 18, 2009 (the “Series B Terms”)) to exclude any shares of Common Stock issued or deemed issued in a transaction or series of related transactions approved by the holders of a majority of the then-outstanding Series B Convertible Preferred Stock.

The Company filed a Certificate of Amendment to its Certificate of Incorporation to effect the amendment on August 11, 2011.

Common Stock

The Company issued 419,180 shares of Common Stock valued at $88,000 and 600,000 shares of Common Stock valued at $114,000 during 2012 and 2011, respectively, for services.

In March 2011, an investor of the Company converted 100,000 shares of Series B Convertible Preferred Stock into 1 million shares of the Company’s Common Stock. In May 2011, an investor of the Company converted 18,518 shares of Series B Convertible Preferred Stock into 185,180 shares of the Company’s Common Stock.

On December 30, 2011, the Company entered into Warrant Amendment Agreements (the “Agreements”) with 21 individuals and entities who acquired warrants from five funds affiliated with Security Investors, LLC for the purchase of an aggregate of 27.7 million shares of the Company’s Common Stock (collectively, the “Warrants”). Pursuant to the Agreements, the Company amended the Warrants to change the exercise prices from $0.30 per share to $0.095 per share, and the Investors agreed to exercise all of the Warrants immediately for cash. The Company received proceeds totaling $2,436,000, net of issuance costs, from the exercise of the Warrants.

On January 10, 2012, the Company entered into Warrant Amendment Agreements with six individuals who acquired warrants from five funds affiliated with Security Investors, LLC for the purchase of an aggregate of 5,633,344 shares of the Company’s Common Stock (collectively, the “Warrants”). Pursuant to the Warrant Amendment Agreements, the Company amended the Warrants to change the exercise prices from $0.30 per share to $0.095 per share, and the Investors agreed to exercise all of the Warrants immediately for cash. The Company received proceeds totaling $498,000, net of issuance costs, from the exercise of the Warrants.

On February 10, 2012, the Company issued 419,180 shares of Common Stock to ARC Capital (BVI) Limited. (“ARC”) in partial consideration for financial advisory and other consulting services performed by ARC pursuant to a Financial Advisory and Consulting Agreement dated as of November 7, 2011. The value of this Common Stock was recorded as a component of general and administrative expense on the Company’s Consolidated Statement of Operations in the fourth quarter of 2011.

On July 11, 2012, the Company entered into Securities Purchase Agreements (the “Agreements”) with twenty-four individuals and entities (the “Investors”) pursuant to which the Company issued an aggregate of 17,316,250 shares of Common Stock, Warrants for the purchase of an additional 18,670,375 shares of Common Stock at an exercise price of $0.15 per share and Warrants for the purchase of an additional 1,354,125 shares of Common Stock at an exercise price of $0.10 per share. The aggregate purchase price for the Shares and Warrants was $1,731,625, and the Company received proceeds of $1,565,908, net of issuance costs. The Warrants entitle the holders thereof to purchase shares of Common Stock at any time on or prior to July 11, 2017.

On August 9, 2012, the Company entered into Securities Purchase Agreements (the “Agreements”) with eleven additional individuals and entities (the “Investors”) pursuant to which the Company issued an aggregate of 8,287,500 shares of Common Stock, Warrants for the purchase of an additional 9,116,250 shares of Common Stock at an exercise price of $0.15 per share and Warrants for the purchase of an additional 828,750 shares of Common Stock at an exercise price of $0.10 per share. The aggregate purchase price for the Shares and Warrants was $828,750, and the Company received proceeds of $729,068, net of issuance costs. The Warrants entitle the holders thereof to purchase shares of Common Stock at any time on or prior to July 11, 2017.

On October 9, 2012, the Company entered into Securities Purchase Agreements (the “Agreements”) with nine additional individuals (the “Investors”) pursuant to which the Company issued an aggregate of 3,765,000 shares of Common Stock, Warrants for the purchase of an additional 4,141,500 shares of Common Stock at an exercise price of $0.15 per share and Warrants for the purchase of an additional 376,500 shares of Common Stock at an exercise price of $0.10 per share. The aggregate purchase price for the Shares and Warrants was $376,500, and the Company received proceeds of $331,196, net of issuance costs. The Warrants entitle the holders thereof to purchase shares of Common Stock at any time on or prior to July 11, 2017.

The July, August and October Agreements described above include a price protection provision pursuant to which, at any time on or before January 11, 2014, the Company issues and sells any shares of Common Stock or securities convertible into Common Stock (“Convertible Securities”) at a price less than $0.10 per share (a “Dilutive Transaction”), the purchase price for the Shares shall automatically be reduced to a price equal to the price at which such shares were issued and sold (the “Reduced Price”) and the Company will issue to the Investors, for no additional consideration, a sufficient number of additional Shares so that the effective price per Share equals the Reduced Price. The Warrants include a similar price protection provision pursuant to which, upon a Dilutive Transaction, the exercise price of the Warrants shall automatically be reduced to a price equal to 150% of the Reduced Price. Upon such adjustment, the number of Warrant Shares issuable upon exercise of a Warrant shall automatically be adjusted by multiplying the number of shares issuable upon exercise of such Warrant immediately prior to the Dilutive Issuance by a fraction, (i) the numerator of which shall be the exercise price immediately prior to the Dilutive Issuance and (ii) the denominator of which shall be the exercise price as adjusted.  See Note 8 for further discussion of the accounting treatment of these price protection revisions.

At December 31, 2012, approximately 253 million shares of Common Stock were reserved for future issuance under convertible debt and warrant agreements, stock option arrangements and other commitments.

Preferred Stock

As of December 31, 2012 and 2011, the Company has 208,334 shares of Series A Convertible Preferred Stock outstanding, which is held by a single investor. Each share of Series A Convertible Preferred Stock is convertible into one share of the Company’s Common Stock and has a liquidation value of $1.20 per share.

The Company designated and began issuing shares of its Series B Convertible Preferred Stock in 2009. Each share of the Company’s Series B Convertible Preferred Stock is convertible, at any time at the discretion of the holder, into ten shares of the Company’s Common Stock. Except with respect to the election of the Board of Directors, holders of Series B Convertible Preferred Stock will vote on an as-converted basis together with the Common Stock holders on all matters. The Company’s Board of Directors consists of seven members, four of whom are elected by holders of the Company’s Series B Convertible Preferred Stock (three to be designated by Quercus and one by Robert S. Trump) and three by the holders of the Company’s Common Stock.

As stated in Note 6, on July 1, 2011 the Company repaid the entire principal balance of the restated CASTion Notes by making payments totaling $1,568,267 and converting the remaining balance into 653,439 shares of Series B Convertible Preferred Stock and warrants to purchase a total of 10,455,424 shares of the Company’s Common Stock.

Per the terms of the amended 2010 Bridge Loan Agreement, as described in Note 6 above, the repayment of the CASTion Notes triggered the conversion of the entire outstanding balance of principal and interest on the 2010 Bridge Notes. As a result, on August 11, 2011 the Company converted principal and accrued interest totaling $2,932,108 into 1,221,707 shares of Series B Convertible Preferred Stock and warrants to purchase 19,547,385 shares of the Company’s Common Stock at an exercise price of $0.30 per share.

As stated in Note 6, on August 11, 2011, upon satisfaction of all of the conditions set forth in the 2011 Bridge Note and Warrant Amendment Agreement, the holders of the June 2011 Bridge Notes exercised all of the Warrants in accordance with the Agreement and surrendered all of the June 2011 Bridge Notes for the purchase under the Warrants of an aggregate of 3,469,387 shares of Series B Convertible Preferred Stock at a price of $1.30 per share.

Stock Options

The Company’s 1997 Stock Option Plan (the “Plan”) provided for incentive and non-incentive stock options for an aggregate of 750,000 shares of Common Stock for key employees and non-employee Directors of the Company. The Plan, which expired on December 31, 2007, provided that the exercise price of each option must be at least equal to 100% of the fair market value of the Common Stock on the date of grant. The Plan contained automatic grant provisions for non-employee Directors of the Company.

The ThermoEnergy Corporation 2008 Incentive Stock Plan (the “2008 Plan”) provides for the granting of non-qualified stock options, restricted stock, stock appreciation rights (“SAR”) and incentive stock options for officers, employees, non-employee members of the Board of Directors, consultants and other service providers.  Options may not be granted at an exercise price less than the fair market value of the Company’s Common Stock on the date of grant and the term of the options may not be in excess of ten years.   The Company has reserved 20,000,000 shares of Common Stock for issuance under the 2008 Plan. As discussed in Note 14, on March 20, 2013 the Company’s shareholders approved an amendment to the 2008 Plan to increase the number of shares reserved to 40,000,000.

Although the granting of awards under the 2008 Plan is generally at the discretion of the Compensation Committee of the Board of Directors, the 2008 Plan provides for automatic grants of stock options to the non-employee members of the Board of Directors. Each non-employee Director who is elected or appointed to the Board for the first time shall automatically be granted a non-qualified stock option to purchase 30,000 shares of the Company’s Common Stock. Thereafter, at each subsequent Annual Meeting of Stockholders, each non-employee Director who is re-elected to the Board of Directors or continues to serve a term that has not expired will receive a non-qualified stock option grant to purchase an additional 30,000 shares. All options granted to non-employee Directors vest and become fully exercisable on the date of the first Annual Meeting of Stockholders occurring after the end of the fiscal year of the Company during which such option was granted and shall have a term of ten years. As discussed in Note 14, on March 20, 2013 the Company’s shareholders approved an amendment to the 2008 Plan to increase the number of shares granted to non-employee Directors to 100,000.

The following table presents non-cash stock option expense included in expenses in the Company’s Consolidated Statements of Operations for the years ended December 31, 2012 and 2011 (in thousands):

	2012	2011

Cost of revenue	$4	$23
General and administrative	548	769
Engineering, research and development	77	41
Sales and marketing	126	169
Option expense before tax	755	1,002
Income tax benefit	—	—
Net option expense	$755	$1,002

During 2012, the Board of Directors awarded officers, employees, and various members of the Board of Directors a total of 7,560,000 stock options.  The options are exercisable at exercise prices ranging from $0.085 to $0.268 per share for a ten year period. The exercise price was equal to or greater than the market price on the respective grant dates during the year.

During 2011, the Board of Directors awarded officers, employees, and various members of the Board of Directors a total of 3,320,000 stock options.  The options are exercisable at exercise prices ranging from $0.15 to $0.30 per share for a ten year period. The exercise price was equal to or greater than the market price on the respective grant dates during the year.

The fair value of options granted during 2012 and 2011 were estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions:

	2012	2011

Risk-free interest rate	0.83% - 2.23%	2.0% - 3.5%
Expected option life (years)	6.25 – 10.0	10.0
Expected volatility	90% - 92%	91% - 92%
Expected dividend rate	0%	0%

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods over the expected life of the option. The expected option life represents the weighted average period of time that options granted are expected to be outstanding giving consideration to vesting schedules and the Company’s historical exercise patterns. Expected volatility is based on the historical volatility of the Company’s common stock over the expected life of the option granted.

Option expense for the year ended December 31, 2012 was calculated using an expected forfeiture rate of 5%. A forfeiture rate of 0% was used for the comparative period of 2011.

A summary of the Company’s stock option activity and related information for the years ended December 31, 2012 and 2011 follows:

	2012		2011
	Number of Shares	Wtd. Avg. Price per Share	Number of Shares	Wtd. Avg. Price per Share
Outstanding, beginning of year	19,674,102	$0.38	22,065,402	$0.57
Granted	7,560,000	$0.16	3,320,000	$0.27
Canceled and expired	(2,337,424)	$0.29	(5,711,300)	$0.99
Outstanding, end of year	24,896,678	$0.32	19,674,102	$0.38
Vested and exercisable, end of year	14,700,574	$0.40	9,393,283	$0.47

The weighted average grant date fair value of options granted were $0.11 per share and $0.21 per share for the years ended December 31, 2012 and 2011, respectively. The total fair value of options vested were approximately $1,137,000 and $958,000 as of December 31, 2012 and 2011, respectively.

Exercise prices for options outstanding as of December 31, 2012 ranged from $0.085 to $1.50. The weighted average remaining contractual life of those options was approximately 7.4 years at December 31, 2012. The weighted average remaining contractual life of options vested and exercisable was approximately 6.5 years at December 31, 2012.

As of December 31, 2012, there was $514,000 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company’s stock option plans.  That cost is expected to be recognized over a weighted-average period of 1.3 years.  The Company recognizes stock-based compensation on the graded-vesting method.

Warrants

At December 31, 2012, there were outstanding warrants for the purchase of 99,870,113 shares of the Company’s Common Stock at prices ranging from $0.01 per share to $0.55 per share (weighted average exercise price was $0.28 per share). The expiration dates of outstanding warrants as of December 31, 2012 are as follows:

Expiration	Warrants Outstanding
2013	8,896,554
2014	6,159,436
2015	6,188,879
2016	42,795,244
2017 and later	35,830,000
99,870,113